Accounts receivable, trade (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, trade
Accounts receivable	$ 233	$ 208
Allowance for doubtful accounts	(196)	(196)
Accounts receivable, net	37	12
Balance at the beginning of the year	196	196
Addition	$ 0	0
Balance at the end of the year		$ 196